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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Sorkin              New York, NY      May 15, 2008
   -------------------------------    -----------------   ------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total: $          1,708,757
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-12879                     KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED MARCH 31, 2008

                                                     Value (x  Shrs or prn  SH/           Investment   Other      Voting Authority
                                                     --------  -----------  ---           ----------   -----      ----------------
Name of Issuer              Title of Class   CUSIP    $1000)       amt      PRN Put/Call  Discretion  Managers Sole   Shared    None
--------------              --------------   -----    ------       ---      --- --------  ----------  -------- ----   ------    ----
AMERICA MOVIL SAB DE CV     SPON ADR L SHS 02364W105      376        5,900  SH           SHARED-OTHER    1               5,900
CMS ENERGY CORP                  COM       125896100    5,224      385,819  SH           SHARED-OTHER    1             385,819
CSX CORP                         COM       126408103    2,624       46,800  SH           SHARED-OTHER    1              46,800
CISCO SYS INC                    COM       17275R102    2,228       92,500  SH           SHARED-OTHER                   92,500
CITADEL BROADCASTING CORP        COM       17285T106   17,697   10,661,018  SH           SHARED-OTHER    1          10,661,018
ENERGYSOLUTIONS INC         DEPOSITARY SH  292756202    2,294      100,000  SH           SHARED-OTHER                  100,000
GATEHOUSE MEDIA INC              COM       367348109    6,617    1,133,100  SH           SHARED-OTHER                1,133,100
HOSPIRA INC                      COM       441060100    1,860       43,500  SH           SHARED-OTHER    1              43,500
HOSPIRA INC                      COM       441060100    1,967       46,000  SH           SHARED-OTHER                   46,000
JAZZ PHARMACEUTICALS INC*        COM       472147107   77,702    8,614,419  SH           SHARED-OTHER                8,614,419
MARTIN MARIETTA MATLS INC        COM       573284106    2,123       20,000  SH           SHARED-OTHER    1              20,000
MEDCATH CORP*                    COM       58404W109   35,827    1,968,522  SH           SHARED-OTHER                1,968,522
MERRILL LYNCH & CO INC           COM       590188108    2,436       59,800  SH           SHARED-OTHER    1              59,800
MERRILL LYNCH & CO INC           COM       590188108       10          250  SH    PUT    SHARED-OTHER    1                 250
MICROSOFT CORP                   COM       594918104    2,497       88,000  SH           SHARED-OTHER    1              88,000

MICROSOFT CORP                   COM       594918104    2,129       75,000  SH           SHARED-OTHER                   75,000
MICROSOFT CORP                   COM       594918104       25          880  SH    PUT    SHARED-OTHER    1                 880
NEWCASTLE INVT CORP              COM       65105M108    1,838      222,500  SH           SHARED-OTHER    1             222,500
NEWCASTLE INVT CORP              COM       65105M108      881      106,600  SH           SHARED-OTHER                  106,600
NORFOLK SOUTHERN CORP            COM       655844108    2,716       50,000  SH           SHARED-OTHER    1              50,000
PRIMEDIA INC*                  COM NEW     74157K846  191,193   26,012,715  SH           SHARED-OTHER               26,012,715
PROSHARES TR                ULTRA FINL PRO 74347R743    1,746       58,500  SH           SHARED-OTHER                   58,500
PROSHARES TR                ULTRA RUSS2000 74347R842    2,065       43,816  SH           SHARED-OTHER                   43,816
ROCKWOOD HLDGS INC*              COM       774415103  973,616   29,710,590  SH           SHARED-OTHER               29,710,590
SEALY CORP*                      COM       812139301  354,357   46,625,921  SH           SHARED-OTHER               46,625,921
TELETECH HOLDINGS INC            COM       879939106    6,873      306,000  SH           SHARED-OTHER    1             306,000
TELETECH HOLDINGS INC            COM       879939106    1,022       45,500  SH           SHARED-OTHER                   45,500
TELETECH HOLDINGS INC            COM       879939106       34        1,500  SH    PUT    SHARED-OTHER                    1,500
ZHONE TECHNOLOGIES INC NEW*      COM       98950P108    8,780    8,959,375  SH           SHARED-OTHER                8,959,375

* Position held by one or more entities engaged in the private equity business.